SHAREHOLDERS' EQUITY (Schedule of RSUs Activity) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Amount of RSUs
Balance as of January 1, 2020 | shares
Granted | shares	1,346,522
Vested | shares
Forfeited | shares	(34,820)
Unvested RSUs as of December 31, 2020 | shares	1,311,702
Weighted average grant date fair value
Balance as of January 1, 2020 | $ / shares
Granted | $ / shares	9.23
Vested | $ / shares
Forfeited | $ / shares	9.98
Unvested RSUs as of December 31, 2020 | $ / shares	$ 9.21